Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	2.55513%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,698,360.06

Principal:
Principal Collections	$28,665,559.64
Prepayments in Full	$13,326,339.59
Liquidation Proceeds	$360,228.41
Recoveries	$10,548.03
Sub Total	$42,362,675.67
Collections	$46,061,035.73

Purchase Amounts:
Purchase Amounts Related to Principal	$196,572.68
Purchase Amounts Related to Interest	$1,216.51
Sub Total	$197,789.19

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,258,824.92

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,258,824.92
Servicing Fee	$1,115,576.35	$1,115,576.35	$0.00	$0.00	$45,143,248.57
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,143,248.57
Interest - Class A-2a Notes	$549,522.21	$549,522.21	$0.00	$0.00	$44,593,726.36
Interest - Class A-2b Notes	$370,466.04	$370,466.04	$0.00	$0.00	$44,223,260.32
Interest - Class A-3 Notes	$1,381,957.75	$1,381,957.75	$0.00	$0.00	$42,841,302.57
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$42,498,521.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,498,521.57
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$42,370,254.90
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,370,254.90
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$42,280,778.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,280,778.23
Regular Principal Payment	$54,659,800.95	$42,280,778.23	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$46,258,824.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$42,280,778.23
Total					$42,280,778.23
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,770,148.16	$77.83	$549,522.21	$1.73	$25,319,670.37	$79.56
Class A-2b Notes	$17,510,630.07	$77.83	$370,466.04	$1.65	$17,881,096.11	$79.48
Class A-3 Notes	$0.00	$0.00	$1,381,957.75	$2.53	$1,381,957.75	$2.53
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$42,280,778.23	$26.78	$2,862,470.34	$1.81	$45,143,248.57	$28.59

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$254,604,886.91	0.7999399	$229,834,738.75	0.7221149
Class A-2b Notes	$179,986,488.50	0.7999399	$162,475,858.43	0.7221149
Class A-3 Notes	$547,310,000.00	1.0000000	$547,310,000.00	1.0000000
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$1,191,011,375.41	0.7543537	$1,148,730,597.18	0.7275742

Pool Information
Weighted Average APR	3.417%	3.410%
Weighted Average Remaining Term	51.07	50.23
Number of Receivables Outstanding	54,695	53,617
Pool Balance	$1,338,691,625.50	$1,295,721,771.73
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,222,075,678.23	$1,183,417,347.61
Pool Factor	0.7747059	0.7498391

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$112,304,424.12
Targeted Overcollateralization Amount	$159,370,197.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$146,991,174.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		129	$421,153.45
(Recoveries)		11	$10,548.03
Net Loss for Current Collection Period			$410,605.42
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3681%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2891%
Second Prior Collection Period			0.4481%
Prior Collection Period			0.4585%
Current Collection Period			0.3741%
Four Month Average (Current and Prior Three Collection Periods)			0.3925%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1037	$2,429,847.80
(Cumulative Recoveries)			$78,695.29
Cumulative Net Loss for All Collection Periods			$2,351,152.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1361%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,343.15
Average Net Loss for Receivables that have experienced a Realized Loss			$2,267.26

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.94%	455	$12,121,511.21
61-90 Days Delinquent	0.13%	56	$1,728,573.85
91-120 Days Delinquent	0.02%	9	$300,147.70
Over 120 Days Delinquent	0.02%	10	$286,890.44
Total Delinquent Receivables	1.11%	530	$14,437,123.20

Repossession Inventory:
Repossessed in the Current Collection Period		27	$835,809.61
Total Repossessed Inventory		49	$1,448,799.41

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0843%
Prior Collection Period			0.0878%
Current Collection Period			0.1399%
Three Month Average			0.1040%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1787%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	8

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer